Related parties and related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Related Party Name
The following table sets forth the major related parties which have major transactions with the Group during the years ended December 31, 2023, 2024 and
2025
:

	Name of related parties	Relationship with the Company
Before July 30, 2024	Ping An Insurance (Group) Company of China, Ltd.	Significant influence on the Company and its subsidiaries

From July 30, 2024	Ping An Insurance (Group) Company of China, Ltd.	Ultimate controlling shareholder of the Company and its subsidiaries

Summary of Related Party Transactions
The following are the significant related party transactions with Ping An Group and its subsidiaries during the period:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Technology platform-based income	514,936	91,005	65,007

Other income	1,109,802	1,275,058	936,171

Investment income	158,552	74,114	10,813

Interest income	415,748	281,260	190,128

Interest expenses	14,115	20,824	29,028

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses	2,136,087	1,566,975	1,368,008

Other gain/(loss) - net	(70,671)	25,431	642

Summary of Related Party Transactions Outstanding
The following are the significant related party balances with Ping An Group and its subsidiaries as of period end:

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Cash	10,621,118	6,493,443

Restricted cash	5,647,728	3,986,060

Accounts and other receivables and contract assets and other assets (i)	2,189,140	1,071,570

Accounts and other payables and contract liabilities and other liabilities (i)	1,464,914	1,658,352

Financial assets at amortized cost	1,500,582	—

Borrowings	818,986	1,520,258

Payable to platform investors, accounts and other payables and contract liabilities and other liabilities (i) (ii)	3,910	3,910

(i)
The balances with related parties were unsecured, interest-free and repayable on demand. These non-trade
balances with related parties were mainly for treasury management purposes which are collectable or repayable on demand or within one year.

(ii)	No cash dividends were paid to either An Ke or PAOH in 2025 (2024: nil).

Summary of Compensation of key Management Personnel	The following table sets forth the compensation paid or payable to key management for employee services:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonus	26,074	37,412	26,378
Other social security costs, housing benefits and other employee benefits	7,267	6,262	4,633
Pension costs - defined contribution plans	359	374	385
Share-based payment	(19,049)	(2,294)	—

	14,651	41,754	31,396